CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Cash flows from operating activities
Net (loss) income for the year	¥ (627)	$ (85)	¥ 2,775	¥ (33,488)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	5,026	690	3,122	3,168
Provision for credit losses				1,438
Depreciation of property and equipment	3,617	497	3,735	2,802
Amortization of operating lease right-of-use assets	7,958	1,093	3,965	2,960
Loss (gain) of disposal of property and equipment	63	9	(424)	315
Loss from property and equipment impairment	0		3,674	0
Amortization of intangible assets	424	58	618	789
Loss from long-term investments impairment			500
Fair value changes of investments	(2,022)	(278)	(3,910)	1,927
Loss (gain) from deregistration of subsidiaries	(394)	(54)	(2,202)	458
Deferred income taxes			26	118
Changes in operating assets and liabilities and other, net:
Accounts receivable	1,201	165	(289)	1,150
Amounts due from related parties	4,452	611	2,893	(8,231)
Other receivables, deposits and other assets	(10,538)	(1,447)	(7,117)	3,873
Other non-current assets	(1,365)	(187)	(254)	3,047
Changes in operating lease liabilities	(7,123)	(978)	(3,167)	(2,059)
Amounts due to related parties	2,075	285	1,090	584
Accounts payables	3,746	514
Accrued expenses and other current liabilities	2,924	401	142	(7,570)
Income tax payable	670	92	1,018	2,449
Deferred revenue	9,918	1,362	10,361	777
Net cash (used in) provided by operating activities	20,005	2,748	16,556	(25,493)
Cash flows from investing activities
Purchases of property and equipment	(57,250)	(7,861)	(56,616)	(8,659)
Acquisition of businesses, net of cash acquired			71
Payments to long-term investments			(9,000)	(13,500)
Purchases of short-term investments	(27,689)	(3,802)	(18,929)	(29,349)
Purchases of short-term investments under fair value	(34,337)	(4,715)	(103,145)	(175,849)
Purchases of long-term investments under fair value	(85,645)	(11,760)	(93,280)	(145,910)
Proceeds from maturity of investments	206,955	28,417	351,827	276,565
Loans to related parties			(4,763)	(122)
Collection of loans to related party	481	66	5,316
Proceeds from sales of property and equipment	10	1
Net cash (used in) provided by investing activities	2,525	346	71,481	(96,702)
Cash flows from financing activities
Contribution from non-controlling shareholders	490	67
Proceeds from related parties loans			1,587
Repayment to related parties loans	(203)	(28)	(160)	(600)
Repurchase of ordinary shares			(159)	(238)
Net proceeds from option exercised	4,831	663
Dividends payment	(34,887)	(4,790)
Proceeds from long-term borrowings	42,134	5,785	40,000
Capital contributions from shareholder	2
Net cash (used in) provided by financing activities	12,367	1,697	41,268	(838)
Effect of foreign exchange rate changes	2,152	297	(4,117)	27,389
Net (decrease) increase in cash, and cash equivalents and restricted cash	37,049	5,088	125,188	(95,644)
Cash and cash equivalents, and restricted cash at beginning of the year	302,246	41,501	177,058	272,702
Cash and, cash equivalents and restricted cash at end of the year	339,295	46,589	302,246	177,058
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	210,771	28,941	180,198	175,696
Restricted cash, current	496
Restricted cash, non-current	128,028		122,048	1,362
Cash and, cash equivalents and restricted cash at end of the year	339,295	46,589	302,246	177,058
Supplemental disclosure of cash flow information:
Income taxes paid	53	7	57	156
Cash paid for amounts included in measurement of lease liabilities	7,396	1,016	3,034	4,516
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	20,908	2,871	1,846	2,491
Purchases of property and equipment included in payable	4,396	604	¥ 3,662	¥ 120
Dividends payable offset against receivables from shareholders	¥ 1,711	$ 235